Other financial assets - Summary of other financial assets including non-quasi equity loans to equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets [Abstract]
Non-current derivative financial instruments	$ 308	$ 468
Non-current equity shares and quoted funds	52	53
Other non-current investments, including loans	236	255
Non-current loans to equity accounted units	39	38
Current derivative financial instruments	58	88
Current equity shares and quoted funds	9	77
Other current investments, including loans	2,603	2,527
Derivative financial assets	366	556
Equity shares and quoted funds	61	130
Other investments, including loans	2,839	2,782
Loans to equity accounted units	39	38
Other financial assets	635	814
Other financial assets	2,670	2,692
Other financial assets	$ 3,305	$ 3,506